Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Current And Noncurrent Securities

Securities as of March 31, 2012 and 2013 consist of the followings:

	Millions of Yen
	2012	2013
Non-current:
Available-for-sale securities	¥43,633	¥52,319
Non-marketable equity securities	1,837	1,783

	¥45,470	¥54,102

Schedule Of Available For Sale Securities

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012				2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥35,489	¥6,590	¥225	¥41,854	¥35,378	¥15,058	¥69	¥50,367
Corporate debt securities	1,697	82	—	1,779	1,836	116	—	1,952

	¥37,186	¥6,672	¥225	¥43,633	¥37,214	¥15,174	¥69	¥52,319

Schedule Of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Millions of Yen
	March 31, 2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥61	¥5	¥288	¥64	¥349	¥69

Schedule Of Contractual Maturities Of Debt Securities

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2013, regardless of their balance sheet classification, are as follows:

	Millions of Yen
	Cost	Fair value
Due after one year through five years	¥693	¥696
Over five years	1,143	1,256

	¥1,836	¥1,952